PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,839	$ 5,132
Less: accumulated depreciation	(3,457)	(2,834)
Total property and equipment, net	2,382	2,298
Depreciation and amortization	623	680	$ 517
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,334	1,191
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	670	562
Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,592	2,550
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,243	$ 829